Derivative financial instruments (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Swap contract [member]
IfrsStatementLineItems [Line Items]
Notional	R$ 1,091,352,145	R$ 858,277,413
Swap contract [member] | Counterparty Customers [Member]
IfrsStatementLineItems [Line Items]
Notional	482,221,063	248,822,684
Swap contract [member] | Counterparty Related Parties [Member]
IfrsStatementLineItems [Line Items]
Notional	543,012,725	408,569,543
Swap contract [member] | Counterparty Financial Institutions [Member]
IfrsStatementLineItems [Line Items]
Notional	66,118,357	200,885,186
Option contract [member]
IfrsStatementLineItems [Line Items]
Notional	724,241,728	538,580,487
Option contract [member] | Counterparty Customers [Member]
IfrsStatementLineItems [Line Items]
Notional	112,446,529	72,193,642
Option contract [member] | Counterparty Related Parties [Member]
IfrsStatementLineItems [Line Items]
Notional	10,162,546	7,707,652
Option contract [member] | Counterparty Financial Institutions [Member]
IfrsStatementLineItems [Line Items]
Notional	601,632,653	458,679,193
Futures contract [member]
IfrsStatementLineItems [Line Items]
Notional	567,709,896	785,337,224
Futures contract [member] | Counterparty Customers [Member]
IfrsStatementLineItems [Line Items]
Notional	6,586,544	13,890,950
Futures contract [member] | Counterparty Related Parties [Member]
IfrsStatementLineItems [Line Items]
Notional	308,134	3,628,688
Futures contract [member] | Counterparty Financial Institutions [Member]
IfrsStatementLineItems [Line Items]
Notional	560,815,218	767,817,586
Forward Contracts And Others 1 [Member]
IfrsStatementLineItems [Line Items]
Notional	480,123,205	443,722,256
Forward Contracts And Others 1 [Member] | Counterparty Customers [Member]
IfrsStatementLineItems [Line Items]
Notional	101,871,220	180,609,297
Forward Contracts And Others 1 [Member] | Counterparty Related Parties [Member]
IfrsStatementLineItems [Line Items]
Notional	280,719,313	193,284,055
Forward Contracts And Others 1 [Member] | Counterparty Financial Institutions [Member]
IfrsStatementLineItems [Line Items]
Notional	R$ 97,532,672	R$ 69,828,904